Immaterial Restatements and Reclassifications of Prior Period Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (353,889)	$ (87,626)	$ (131,632)	$ (485,521)	$ (536,420)	$ (877,077)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairments					9,435	145,471
Amortization of internal use software and other intangible assets					37,054	35,749
Non-cash interest and amortization of debt issuance costs and discounts					8,191	272,667
Stock-based compensation		4,408	8,462	47,879	54,160	30,542
Prepaid expenses and other assets		(3,819)	4,778	14,156	14,697	(2,942)
Change in right-of-use assets			1,772	3,205	5,270	10,754
Change in operating assets and liabilities:
Operating lease obligations			(6,150)	(8,722)	(10,810)	(16,150)
Other receivables, net				5,567	(97)	37,483
Accounts payable and accrued expenses		18,209	17,619	2,059	(22,211)	(43,557)
Net cash provided by operating activities		(162,769)	(142,702)	(79,426)	(159,720)	938,251
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment					764	4,548
Net cash used in investing activities					(38,594)	(34,582)
Cash Flows from Financing Activities:
Repurchase or cancellation of common stock					0	(7,948)
Proceeds from exercise of stock options					87	734
Payment of equity financing costs				(13,375)
Net cash used in financing activities				330,930	381,402	(1,537,204)
Effects of currency translation on cash, cash equivalents, and restricted cash					$ (1,087)	726
As Previously Reported
Cash Flows from Operating Activities:
Net loss	(340,033)	(89,895)	(135,408)	(475,441)		(888,802)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairments						145,178
Amortization of internal use software and other intangible assets						35,368
Non-cash interest and amortization of debt issuance costs and discounts						273,048
Stock-based compensation		6,504	12,354	37,398		38,557
Prepaid expenses and other assets		(4,698)	3,898	15,035
Change in right-of-use assets			4,013	5,446		8,791
Change in operating assets and liabilities:
Operating lease obligations			(8,675)	(11,247)		(13,608)
Other receivables, net				6,043		37,878
Accounts payable and accrued expenses		19,261	18,667	4,648		(40,557)
Net cash provided by operating activities		(162,769)	(142,702)	(76,167)		938,222
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment						4,473
Net cash used in investing activities						(34,657)
Cash Flows from Financing Activities:
Repurchase or cancellation of common stock						(7,169)
Proceeds from exercise of stock options						59
Payment of equity financing costs				(16,634)
Net cash used in financing activities				327,671		(1,537,100)
Effects of currency translation on cash, cash equivalents, and restricted cash						725
Corrections
Cash Flows from Operating Activities:
Net loss	$ (13,856)	2,269	3,776	(10,080)		11,725
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairments						293
Amortization of internal use software and other intangible assets						381
Non-cash interest and amortization of debt issuance costs and discounts						(381)
Stock-based compensation		(2,096)	(3,892)	10,481		(8,015)
Prepaid expenses and other assets		879	880	(879)
Change in right-of-use assets			(2,241)	(2,241)		1,963
Change in operating assets and liabilities:
Operating lease obligations			2,525	2,525		(2,542)
Other receivables, net				(476)		(395)
Accounts payable and accrued expenses		(1,052)	(1,048)	(2,589)		(3,000)
Net cash provided by operating activities		$ 0	$ 0	(3,259)		29
Cash Flows from Investing Activities:
Proceeds from sale of property and equipment						75
Net cash used in investing activities						75
Cash Flows from Financing Activities:
Repurchase or cancellation of common stock						(779)
Proceeds from exercise of stock options						675
Payment of equity financing costs				3,259
Net cash used in financing activities				$ 3,259		(104)
Effects of currency translation on cash, cash equivalents, and restricted cash						$ 1